Capital assets - Impairment tests and sensitivity impacts (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
United States
Disclosure of Capital assets [Line Items]
Impairment Reversal		$ 57,885
Recoverable Amount		364,242
1% increase in discount rate		24,180
5% decrease in pricing		41,345
Operating Segments [Member]
Disclosure of Capital assets [Line Items]
Impairment Reversal	$ 23,923	662,866
Recoverable Amount	129,189	2,620,040
1% increase in discount rate	6,359	146,428
5% decrease in pricing	12,894	285,594
Operating Segments [Member] | Impairment Reversals
Disclosure of Capital assets [Line Items]
Impairment Reversal		593,606
Recoverable Amount		3,425,513
1% increase in discount rate		116,763
5% decrease in pricing		254,883
Operating Segments [Member] | Neocomian
Disclosure of Capital assets [Line Items]
Impairment Reversal	23,923
Recoverable Amount	129,189
1% increase in discount rate	6,359
5% decrease in pricing	$ 12,894
Operating Segments [Member] | ALBERTA | Impairment Reversals
Disclosure of Capital assets [Line Items]
Impairment Reversal		88,708
Recoverable Amount		988,447
5% decrease in pricing		29,716
Operating Segments [Member] | SASKATCHEWAN | Impairment Reversals
Disclosure of Capital assets [Line Items]
Impairment Reversal		270,897
Recoverable Amount		1,500,139
1% increase in discount rate		80,724
5% decrease in pricing		156,875
Operating Segments [Member] | Ireland
Disclosure of Capital assets [Line Items]
Impairment Reversal		290,241
Recoverable Amount		1,206,343
1% increase in discount rate		69,104
5% decrease in pricing		143,281
Operating Segments [Member] | Ireland | Impairment Reversals
Disclosure of Capital assets [Line Items]
Impairment Reversal		133,005
Recoverable Amount		339,315
1% increase in discount rate		9,136
5% decrease in pricing		23,975
Operating Segments [Member] | Germany
Disclosure of Capital assets [Line Items]
Impairment Reversal		232,724
Recoverable Amount		859,706
1% increase in discount rate		46,223
5% decrease in pricing		81,212
Operating Segments [Member] | Germany | Impairment Reversals
Disclosure of Capital assets [Line Items]
Impairment Reversal		43,735
Recoverable Amount		168,290
Operating Segments [Member] | United States | Impairment Reversals
Disclosure of Capital assets [Line Items]
Impairment Reversal		57,261
Recoverable Amount		429,322
1% increase in discount rate		26,903
5% decrease in pricing		44,317
Operating Segments [Member] | Australia
Disclosure of Capital assets [Line Items]
Impairment Reversal		82,016
Recoverable Amount		189,749
1% increase in discount rate		6,921
5% decrease in pricing		$ 19,756